Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 98.4%
CANADA — 7.0%
Shopify, Inc., Class A *	2,855	$1,190,335
UNITED STATES — 91.4%
ABIOMED, Inc.*	2,059	298,884
Activision Blizzard, Inc.*	2,443	145,310
Alnylam Pharmaceuticals, Inc.*	2,979	324,264
Alphabet, Inc., Class C *	604	702,337
Amazon.com, Inc.*	1,017	1,982,865
Appian Corp., Class A *	3,602	144,908
Chegg, Inc.*	10,614	379,769
Chewy, Inc., Class A *	9,143	342,771
CoStar Group, Inc.*	683	401,065
Denali Therapeutics, Inc.*	8,020	140,430
Eventbrite, Inc., Class A *	5,362	39,143
Facebook, Inc., Class A *	2,328	388,310
First Republic Bank	5,057	416,090
Glaukos Corp.*	5,699	175,871
GrubHub, Inc.*	7,859	320,097
HEICO Corp., Class A	2,334	149,142
Illumina, Inc.*	2,267	619,163
Interactive Brokers Group, Inc., Class A	4,302	185,717
Lyft, Inc., Class A *	2,533	68,011
Markel Corp.*	144	133,616
MarketAxess Holdings, Inc.	2,497	830,427
Mastercard, Inc., Class A	2,534	612,113
Moderna, Inc.*	5,074	151,967
Netflix, Inc.*	2,657	997,704
New Relic, Inc.*	2,216	102,468
Novocure Ltd.*	5,625	378,788
NVIDIA Corp.	915	241,194
Penumbra, Inc.*	1,669	269,260
Redfin Corp.*	13,317	205,348
Roku, Inc.*	4,153	363,304
Stitch Fix, Inc., Class A *	7,951	100,978
Teladoc Health, Inc.*	2,187	339,007
Tesla, Inc.*	2,444	1,280,656
Trade Desk, Inc. (The), Class A *	2,773	535,189
Watsco, Inc.	2,124	335,656
Wayfair, Inc., Class A *	7,468	399,090
Workday, Inc., Class A *	3,068	399,515
Yext, Inc.*	11,266	114,801
Zillow Group, Inc., Class A *	4,083	138,700

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
Zoom Video Communications, Inc., Class A *	2,846	$415,857
		15,569,785
TOTAL INVESTMENTS — 98.4%
(cost $15,478,476)		$16,760,120
Other assets less liabilities — 1.6%		263,925
NET ASSETS — 100.0%		$17,024,045

*	Non-income producing security.

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$16,760,120	$–	$–	$16,760,120
Total	$16,760,120	$–	$–	$16,760,120

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.